Reinsurance - FY, Multi-line Quota Share Reinsurance (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended			18 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Jan. 02, 2016	Jan. 02, 2015
Reinsurance Retention Policy [Line Items]
Funds held for reinsurers	$ 52,545		$ 52,545		$ 87,206	$ 63,932
Multi-line Quota Share Reinsurance [Abstract]
Ceded earned premiums	13,454	$ 25,839	39,095	$ 73,662	96,227	87,292	$ 56,990
Ceded losses and loss adjustment expenses	$ 3,100	$ 10,200	$ 10,900	$ 31,800	41,200	44,500	29,200
Multi-line Quota Share Reinsurance [Member]
Multi-line Quota Share Reinsurance [Abstract]
Ceded earned premiums					67,950	60,838	38,310
Ceded losses and loss adjustment expenses					30,978	30,093	19,904
Ceding commissions earned					34,254	28,160	15,533
Reinsurers' margin incurred					$ 2,718	$ 2,585	$ 2,873
Multi-line Quota Share Reinsurance [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Percentage of loss ratio					110.00%
Multi Line Quota Share Treaty - 2012 [Member]
Reinsurance Retention Policy [Line Items]
Provisional ceding commission rate								35.00%
Reinsurance margin								7.50%
Commutation percent						45.00%				55.00%
Effect of commutation						$ (9,700)				$ (11,900)
Multi Line Quota Share Treaty - 2012 [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission								22.50%
Multi Line Quota Share Treaty - 2012 [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission								37.50%
Multi Line Quota Share Treaty - 2014 [Member]
Reinsurance Retention Policy [Line Items]
Provisional ceding commission rate						40.00%
Reinsurance margin						4.25%
Effect of commutation									$ 34,200
Multi Line Quota Share Treaty - 2014 [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission						25.00%
Multi Line Quota Share Treaty - 2014 [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission						40.00%
Multi Line Quota Share Treaty - 2015 [Member]
Reinsurance Retention Policy [Line Items]
Provisional ceding commission rate					41.00%	41.00%
Reinsurance margin					4.00%	4.00%
Multi Line Quota Share Treaty - 2015 [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission					25.00%	25.00%
Multi Line Quota Share Treaty - 2015 [Member] | Maximum [Member]
Reinsurance Retention Policy [Line Items]
Sliding scale commission					41.00%	41.00%
10-Year U.S. Treasury Rate [Member] | Minimum [Member]
Reinsurance Retention Policy [Line Items]
Funds-held account, interest rate percentage					4.00%
10-Year U.S. Treasury Rate [Member] | Multi Line Quota Share Treaty - 2012 [Member]
Reinsurance Retention Policy [Line Items]
Basis spread on variable rate					2.35%
10-Year U.S. Treasury Rate [Member] | Multi Line Quota Share Treaty - 2014 [Member]
Reinsurance Retention Policy [Line Items]
Basis spread on variable rate					1.50%